INCOME TAXES (Details 1) - CNY (¥) ¥ in Thousands	Sep. 30, 2019	Sep. 30, 2018
Non-current deferred tax assets:
Net operating loss carry forward	¥ 157,093	¥ 94,750
Impairment loss	10,186	2,178
Others	4,644	4,644
Non-current deferred income tax assets	171,923	101,572
Valuation allowances	(171,923)	(101,572)
Net non-current deferred income tax assets	¥ 0	¥ 0